Other Borrowings - Schedule of Other Borrowings (Details) - Yongxing Hu [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Borrowings [Line Items]
Short-term other borrowing, loan period
Short-term other borrowing, interest rate	12.00%
Short-term other borrowing, amount	$ 55,121
Long-term other borrowing, loan period
Long-term other borrowing, interest rate	12.40%
Long-term other borrowing, amount	$ 137,804